Derivatives And Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivatives And Hedging Activities [Abstract]
Derivatives And Hedging Activities

NOTE 13 DERIVATIVES AND HEDGING ACTIVITIES

International Paper periodically uses derivatives and other financial instruments to hedge exposures to interest rate, commodity and currency risks. International Paper does not hold or issue financial instruments for trading purposes. For hedges that meet the hedge accounting criteria, International Paper, at inception, formally designates and documents the instrument as a fair value hedge, a cash flow hedge or a net investment hedge of a specific underlying exposure.

INTEREST RATE RISK MANAGEMENT

Our policy is to manage interest cost using a mixture of fixed-rate and variable-rate debt. To manage this risk in a cost-efficient manner, we enter into interest rate swaps whereby we agree to exchange with the counterparty, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to a notional amount.

Interest rate swaps that meet specific accounting criteria are accounted for as fair value or cash flow hedges. For fair value hedges, the changes in the fair value of both the hedging instruments and the underlying debt obligations are immediately recognized in interest expense. For cash flow hedges, the effective portion of the changes in the fair value of the hedging instrument is reported in Accumulated Other Comprehensive Income ("AOCI") and reclassified into interest expense over the life of the underlying debt. The ineffective portion for both cash flow and fair value hedges, which is not material for any year presented, is immediately recognized in earnings.

FOREIGN CURRENCY RISK MANAGEMENT

We manufacture and sell our products and finance operations in a number of countries throughout the world and, as a result, are exposed to movements in foreign currency exchange rates. The purpose of our foreign currency hedging program is to manage the volatility associated with the changes in exchange rates.

To manage this exchange rate risk, we have historically utilized a combination of forward contracts, options and currency swaps. Contracts that qualify are designated as cash flow hedges of certain forecasted transactions denominated in foreign currencies. The effective portion of the changes in fair value of these instruments is reported in AOCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the related hedged transactions affect earnings. The ineffective portion, which is not material for any year presented, is immediately recognized in earnings.

The change in value of certain non-qualifying instruments used to manage foreign exchange exposure of intercompany financing transactions and certain balance sheet items subject to revaluation is immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposure.

COMMODITY RISK MANAGEMENT

Certain raw materials used in our production processes are subject to price volatility caused by weather, supply conditions, political and economic variables and other unpredictable factors. To manage the volatility in earnings due to price fluctuations, we may utilize swap contracts. These contracts are designated as cash flow hedges of forecasted commodity purchases. The effective portion of the changes in fair value for these instruments is reported in AOCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the hedged transactions affect earnings. The ineffective and non-qualifying portions, which are not material for any year presented, are immediately recognized in earnings.

The notional amounts of qualifying and non-qualifying instruments used in hedging transactions were as follows:

In millions, except for fuel oil contracts notional	December 31, 2011		December 31, 2010
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts (Sell / Buy; denominated in sell notional): (a)
British pounds / Brazilian real	26		8
European euro / Brazilian real	16		4
European euro / Polish zloty	233		223
U.S. dollar / Brazilian real	344		74
U.S. dollar / European euro	13		0
Fuel oil contracts (in barrels)	0		200,000
Natural gas contracts (in MMBTUs)	3	(b)	12
Derivatives in Fair Value Hedging Relationships:
Interest rate contracts (in USD)	0		274
Derivatives Not Designated as Hedging Instruments:
Embedded derivative (in USD)	150		150
Foreign exchange contracts (Sell / Buy; denominated in sell notional):
European euro / U.S. dollar	0		85
Indian rupee / U.S. dollar	904		0
South Korean won / U.S. dollar	0		8,076
U.S. dollar / European euro	0		109
Interest rate contracts (in USD)	150	(c)	154	(c)

(a)	These contracts had maturities of three years or less as of December 31, 2011.
(b)	These contracts had maturities of one year or less as of December 31, 2011.
(c)	Includes $150 million floating-to-fixed interest rate swap notional to offset the embedded derivative.

The following table shows gains or losses recognized in accumulated other comprehensive income (AOCI), net of tax, related to derivative instruments:

	Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)
In millions	2011	2010	2009
Foreign exchange contracts	$(39)	$37	$51
Fuel oil contracts	2	(1)	23
Interest rate contracts	0	0	(8)
Natural gas contracts	(6)	(13)	(26)
Total	$(43)	$23	$40

During the next 12 months, the amount of the December 31, 2011 AOCI balance, after tax, that is expected to be reclassified to earnings is a loss of $26 million.

The amounts of gains and losses recognized in the consolidated statement of operations on qualifying and non-qualifying financial instruments used in hedging transactions were as follows:

	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)				Location of Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
In millions	2011	2010	2009
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts	$8	$42	$19		Cost of products sold
Fuel oil contracts	4	4	(5)		Cost of products sold
Interest rate contracts	0	0	(40	)(a)	Interest expense, net
Natural gas contracts	(20)	(15)	(28)		Cost of products sold
Total	$(8)	$31	$(54)

	Gain (Loss) Recognized in Income					Location of Gain (Loss) in Consolidated Statement of Operations
In millions	2011		2010		2009
Derivatives in Fair Value Hedging Relationships:
Interest rate contracts	$(10)		$25		$(39)	Interest expense, net
Debt	10		(25)		39	Interest expense, net
Total	$0		$0		$0
Derivatives Not Designated as Hedging Instruments:
Embedded derivatives	$(3)		$3		$(3)	Interest expense, net
Foreign exchange contracts	(14	)(b)	33		(50)	Cost of products sold
Interest rate contracts	3		20	(c)	52 (d)	Interest expense, net
Total	$(14)		$56		$(1)
(a)

In September 2009, the Company undesignated $1 billion of interest rate swaps that qualified as cash flow hedges and entered into an offsetting $1 billion fixed-to-floating interest rate swap with a maturity date in September 2010 to minimize the earnings exposure for the undesignated swaps. Subsequently in December 2009, in connection with early debt retirements, a $24 million loss related to the fair value of these swaps was reclassified from AOCI and included in Restructuring and other charges in the accompanying consolidated statement of operations. Also in 2009, in connection with various early debt retirements, unamortized deferred losses of approximately $10 million related to earlier swap terminations were reclassified from AOCI and included in Restructuring and other charges in the accompanying consolidated statement of operations.

(b)	Premium costs of $5 million in connection with the acquisition of APPM are included in Restructuring and other charges in the accompanying consolidated statement of operations.
(c)

Includes a gain of $22 million due to changes in the fair value of interest rate swap agreements of $1 billion floating-to-fixed notional and an offsetting $1 billion fixed-to-floating notional that did not qualify as hedges under the accounting guidance and matured in September 2010.

(d)

Previously deferred gains of $40 million related to earlier swap terminations and a $9 million gain resulting from 2009 terminations or undesignated effective fair value hedges are recorded in Restructuring and other charges in the accompanying consolidated statement of operations.

The following activity is related to fully effective interest rate swaps designated as fair value hedges:

	2011					2010
In millions	Issued		Terminated		Undesignated	Issued	Terminated		Undesignated
Fourth Quarter	$0		$0		$0	$0	$0		$0
Third Quarter	0		464	(b)	0	0	0		0
Second Quarter	100	(a)	0		0	0	100	(c)	2	(d)
First Quarter	100	(a)	0		0	0	700	(c)	0
Total	$200		$464		$0	$0	$800		$2

(a)	Fixed-to-floating interest rate swaps were effective when issued and were terminated in the third quarter of 2011.
(b)

Terminations of fixed-to-floating interest rate swaps were not in connection with early debt retirements. The resulting $27 million gain was deferred and recorded in Long-term debt and is being amortized as an adjustment of Interest expense over the life of the respective underlying debt through June 2014, March 2015 or March 2016.

(c)	Terminations were not in connection with early debt retirements. The resulting gains were immaterial.
(d)	Undesignated in connection with early debt retirements. The resulting gain was immaterial.

Fair Value Measurements

International Paper's financial assets and liabilities that are recorded at fair value consist of derivative contracts, including interest rate swaps, foreign currency forward contracts, and other financial instruments that are used to hedge exposures to interest rate, commodity and currency risks. In addition, a consolidated subsidiary of International Paper has an embedded derivative. For these financial instruments and the embedded derivative, fair value is determined at each balance sheet date using an income approach. Below is a description of the valuation calculation and the inputs used for each class of contract:

Interest Rate Contracts

Interest rate contracts are valued using swap curves obtained from an independent market data provider. The market value of each contract is the sum of the fair value of all future interest payments between the contract counterparties, discounted to present value. The fair value of the future interest payments is determined by comparing the contract rate to the derived forward interest rate and present valued using the appropriate derived interest rate curve.

Fuel Oil Contracts

Fuel oil contracts are valued using the average of two forward fuel oil curves as quoted by third parties. The fair value of each contract is determined by comparing the strike price to the forward price of the corresponding fuel oil contract and present valued using the appropriate interest rate curve.

Natural Gas Contracts

Natural gas contracts are traded over-the-counter and settled using the NYMEX last day settle price; therefore, forward contracts are valued using the closing prices of the NYMEX natural gas future contracts. The fair value of each contract is determined by comparing the strike price to the closing price of the corresponding natural gas future contract and present valued using the appropriate interest rate curve.

Foreign Exchange Contracts

Foreign currency forward contracts are valued using foreign currency forward and interest rate curves obtained from an independent market data provider. The fair value of each contract is determined by comparing the contract rate to the forward rate. The fair value is present valued using the applicable interest rate from an independent market data provider.

Embedded Derivative

Embedded derivatives are valued using a hypothetical interest rate derivative with identical terms. The hypothetical interest rate derivative contracts are fair valued as described above under Interest Rate Contracts.

Since the volume and level of activity of the markets that each of the above contracts are traded in has been normal, the fair value calculations have not been adjusted for inactive markets or disorderly transactions.

The guidance for fair value measurements and disclosures sets out a fair value hierarchy that groups fair value measurement inputs into the following three classifications:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability reflecting the reporting entity's own assumptions or external inputs from inactive markets.

Transfers between levels are recognized at the end of the reporting period. All of International Paper's derivative fair value measurements use Level 2 inputs.

The following table provides a summary of the impact of our derivative instruments in the consolidated balance sheet:

Fair Value Measurements

Level 2 – Significant Other Observable Inputs

	Assets				Liabilities
In millions	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
Derivatives designated as hedging instruments
Interest rate contracts – fair value	$0		$10	(c)	$0		$0
Foreign exchange contracts – cash flow	0		18	(d)	53	(e)	1	(g)
Fuel oil contracts – cash flow	0		3	(b)	0		0
Natural gas contracts – cash flow	0		0		10	(f)	32	(h)
Total derivatives designated as hedging instruments	$0		$31		$63		$33
Derivatives not designated as hedging instruments
Embedded derivatives	$5	(a)	$8	(a)	$0		$0
Foreign exchange contracts	1	(b)	1	(b)	0		5	(f)
Interest rate contracts	0		0		5	(g)	8	(g)
Total derivatives not designated as hedging instruments	$6		$9		$5		$13
Total derivatives	$6		$40		$68		$46

(a)	Included in Deferred charges and other assets in the accompanying consolidated balance sheet.
(b)	Included in Other current assets in the accompanying consolidated balance sheet.
(c)	Includes $3 million recorded in Accounts and notes receivable, net, and $7 million recorded in Deferred charges and other assets in the accompanying consolidated balance sheet.
(d)	Includes $13 million recorded in Other current assets and $5 million recorded in Deferred charges and other assets in the accompanying consolidated balance sheet.
(e)	Includes $32 million recorded in Other accrued liabilities and $21 million recorded in Other liabilities in the accompanying consolidated balance sheet.
(f)	Included in Other accrued liabilities in the accompanying consolidated balance sheet.
(g)	Included in Other liabilities in the accompanying consolidated balance sheet.
(h)	Includes $27 million recorded in Other accrued liabilities and $5 million recorded in Other liabilities in the accompanying consolidated balance sheet.

Credit-Risk-Related Contingent Features

International Paper evaluates credit risk by monitoring its exposure with each counterparty to ensure that exposure stays within acceptable policy limits. Credit risk is also mitigated by contractual provisions with the majority of our banks. Most of the contracts include a credit support annex that requires the posting of collateral by the counterparty or International Paper based on each party's rating and level of exposure. Based on the Company's current credit rating, the collateral threshold is generally $10 million. If the lower of the Company's credit rating by Moody's or S&P were to drop below investment grade, the Company would be required to post collateral for all of its derivatives in a net liability position, although no derivatives would terminate. The fair values of derivative instruments containing credit-risk-related contingent features in a net liability position were $67 million as of December 31, 2011 and $32 million as of December 31, 2010. The Company was not required to post any collateral as of December 31, 2011 or 2010. In addition, existing derivative contracts (except foreign exchange contracts) provide for netting across most derivative positions in the event a counterparty defaults on a payment obligation. International Paper currently does not expect any of the counterparties to default on their obligations.